Fair value (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy	The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy

	Level I	Level II	Level III	Total 2022

Assets carried at fair value

Available-for-sale

Shares	22	42	131	195

Debt securities	6,624	46,254	215	53,093

Money market and other short-term instruments	3,639	1,874	1	5,514

Other investments at fair value	-	180	660	840

	10,284	48,351	1,008	59,643

Fair value through profit or loss

Shares	144	49	-	193

Debt securities	12	541	1	554

Money market and other short-term instruments	42	57	-	99

Other investments at fair value	1	358	3,363	3,722

Investments for account of policyholders 1)	87,358	91,799	402	179,559

Derivatives	33	2,717	11	2,760

Investments in real estate	-	-	59	59

Investments in real estate for policyholders	-	-	443	443

	87,590	95,520	4,279	187,389

Revalued amounts

Real estate held for own use	-	-	73	73

	-	-	73	73

Total assets at fair value	97,874	143,870	5,360	247,104

Liabilities carried at fair value

Investment contracts for account of policyholders 2)	-	55,228	26	55,254

Derivatives	51	5,202	840	6,094

Total liabilities at fair value	51	60,467	867	61,385

1	The investments for account of policyholders include investments carried at fair value through profit or loss.

	Level I	Level II	Level III	Total 2021

Assets carried at fair value

Available-for-sale

Shares	84	75	191	350

Debt securities	25,166	68,131	603	93,899

Money market and other short-term instruments	1,204	3,586	-	4,790

Other investments at fair value	-	246	599	844

	26,453	72,038	1,393	99,884

Fair value through profit or loss

Shares	85	237	1,343	1,665

Debt securities	130	3,161	5	3,296

Money market and other short-term instruments	18	102	-	120

Other investments at fair value	2	389	3,010	3,401

Investments for account of policyholders 1)	129,794	119,653	943	250,390

Derivatives	150	8,676	1	8,827

Investments in real estate	-	-	2,643	2,643

Investments in real estate for policyholders	-	-	563	563

	130,178	132,219	8,507	270,904

Revalued amounts

Real estate held for own use	-	-	185	185

	-	-	185	185

Total assets at fair value	156,631	204,256	10,086	370,974

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	71,249	(6)	71,242

Derivatives	39	7,162	3,437	10,639

Total liabilities at fair value	39	78,411	3,431	81,881

1	The investments for account of policyholders include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders represents only those investment contracts carried at fair value.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	Total 2022 1)		Total 2021

	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I

Assets carried at fair value

Available-for-sale

Debt securities	23	5	44	32

Money markets and other short-term instruments	-	721	-	-

	23	726	44	32

Fair value through profit or loss

Shares	10	128	-	-

Money markets and other short-term instruments	-	13	-	-

Investments for account of policyholders	-	40	-	-

	10	181	-	-

Total assets at fair value	34	907	44	32

	-	-

Total Liabilities carried at fair value	-	-	-	-

1	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Disclosures of Changes in Level 3 Assets

Assets carried at fair value

Available-for-sale

Shares	191	(0)	(1)	(35)	(4)	(10)	-	12	-	-	-	(21)	131	-

Debt securities	603	-	(1)	(88)	124	(34)	(21)	26	-	43	(384)	(54)	215	-

Money markets and other short-term instruments	-	-	(0)	1	-	-	-	(0)	-	-	-	-	1	-

Other investments at fair value	599	-	(142)	22	168	(12)	(14)	39	-	-	-	-	660	-

	1,393	(0)	(145)	(100)	289	(56)	(34)	77	-	43	(384)	(75)	1,008	-

Fair value through profit or loss

Shares	1,343	-	170	-	190	(345)	-	-	-	-	-	(1,357)	-	-

Debt securities	5	-	(1)	-	44	(3)	-	-	-	-	-	(44)	1	(1)

Other investments at fair value	3,010	-	361	-	444	(578)	-	190	-	-	-	(64)	3,363	-

Investments for account of policyholders	943	-	41	(0)	(515)	873	-	(10)	-	2	-	(932)	402	(55)

Derivatives	1	-	10	-	-	-	-	(0)	-	-	-	-	11	10

Investments in real estate	2,643	-	(51)	-	42	(40)	-	3	7	-	-	(2,545)	59	1

Investments in real estate for policyholders	563	-	(61)	-	10	(42)	-	(27)	-	-	-	-	443	(69)

	8,507	-	470	(0)	215	(135)	-	155	7	2	-	(4,942)	4,279	(114)

Revalued amounts

Real estate held for own use	185	(23)	(3)	-	(1)	(8)	-	4	(5)	-	-	(76)	73	(0)

	185	(23)	(3)	-	(1)	(8)	-	4	(5)	-	-	(76)	73	(0)

Total assets at fair value	10,086	(24)	322	(99)	503	(199)	(34)	235	2	45	(384)	(5,092)	5,360	(115)

Liabilities carried at fair value

Investment contracts for account of policyholders	(6)	-	(26)	-	(559)	720	-	2	-	1	-	(105)	26	-

Derivatives	3,437	-	(1,986)	-	-	(7)	-	150	-	-	-	(754)	840	-

	3,431	-	(2,012)	-	(559)	713	-	152	-	1	-	(859)	867	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value

Available-for-sale

Shares	173	1	3	30	(26)	(0)	11	-	-	-	191	-

Debt securities	467	(1)	6	228	(29)	(46)	22	-	203	(246)	603	-

Money markets and other short-term instruments	-	-	-	-	-	-	-	-	-	-	-	-

Other investments at fair value	581	(113)	7	111	(24)	(6)	43	-	-	-	599	-

	1,221	(114)	16	368	(80)	(52)	77	-	203	(246)	1,393	-

Fair value through profit or loss

Shares	1,329	150	-	179	(316)	1	1	-	-	-	1,343	147

Debt securities	242	(1)	-	124	(361)	(0)	-	-	-	-	5	1

Other investments at fair value	2,173	796	-	492	(638)	-	186	-	-	-	3,010	(1)

Investments for account of policyholders	1,012	206	(0)	(198)	(93)	-	22	-	-	(7)	943	162

Derivatives	22	(17)	-	-	(4)	-	-	-	-	-	1	(10)

Investments in real estate	2,385	253	-	48	(60)	-	3	14	-	-	2,643	253

Investments in real estate for policyholders	467	46	-	60	(43)	-	32	-	-	-	563	66

	7,631	1,433	(0)	705	(1,514)	-	245	14	-	(7)	8,507	618

Revalued amounts

Real estate held for own use	209	(16)	(4)	6	-	(0)	5	(14)	-	-	185	1

	209	(16)	(4)	6	-	(0)	5	(14)	-	-	185	1

Total assets at fair value	9,061	1,303	12	1,079	(1,594)	(52)	326	-	203	(253)	10,086	619

Liabilities carried at fair value

Investment contracts for account of policyholders	(12)	(1)	-	(361)	366	-	2	-	-	-	(6)	3

Derivatives	4,902	(1,627)	-	-	(14)	-	176	-	-	-	3,437	607

	4,890	(1,628)	-	(361)	352	-	178	-	-	-	3,431	610

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2022 4 )	Range (weighted average)	December 31, 2021	Range (weighted average)

Assets carried at fair value

Available-for-sale

Shares

	Net asset value	n.a.	126	n.a.	166	n.a.

	Other	n.a.	5	n.a.	25	n.a.

			131		191

Debt securities

	Broker quote	n.a.	66	n.a.	493	n.a.

	Discounted cash flow	Constant Prepayment Rate	2	40.53%	5	21.43%

	Discounted cash flow	Constant Prepayment Rate	-	-	22	9.95%

	Other	n.a.	148	n.a.	82	n.a.

			216		603

Other investments at fair value
Tax credit investments	Discounted cash flow	Discount rate	610	7.10%	541	7.09%

Investment funds	Net asset value	n.a.	2	n.a.	3	n.a.

Other	Other	n.a.	48	n.a.	56	n.a.

			660		599

At December 31			1,008		1,393

Fair value through profit or loss

Shares	Other	n.a.	-	n.a.	1,343	n.a.

Debt securities	Other	n.a.	-	n.a.	5	n.a.

Debt securities	Discounted cash flow	Constant prepayment rate	-	7.80%	-	n.a.

			1		1,348

Other investments at fair value
Investment funds	Net asset value	n.a.	3,363	n.a.	2,944	n.a.

Other	Other	n.a.	-	n.a.	66	n.a.

			3,363		3,010

Total assets at fair value 3)			4,372		5,750

Liabilities carried at fair value

Derivatives

Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	836	0.45%	3,437	0.23%

Other	Discounted cash flow	Other	4	n.a	-	-

Total liabilities at fair value			840	-	3,437

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

4	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives
The table below presents the impact on a fair value measurement of a change in the own credit spread by 5 basis points included in the discount rate.

	December 31, 2022 1)	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2021	Effect of reasonably possible alternative assumptions (+/-)

		Increase	Decrease		Increase	Decrease

Financial liabilities carried at fair value

Embedded derivatives in insurance contracts	836	16	(16)	3,437	39	(39)

1	2022 excludes the liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2022	Carrying amount December 31, 2022 1)	Estimated fair value hierarchy			Total estimated fair value December 31, 2022 1)

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,441	-	1	9,244	9,245

Private loans - held at amortized cost	27	-	15	-	15

Other loans - held at amortized cost	2,088	39	2,049	-	2,088

Liabilities

Subordinated borrowings - held at amortized cost	2,295	1,372	663	-	2,035

Trust pass-through securities - held at amortized cost	118	-	133	-	133

Borrowings – held at amortized cost	4,051	1,289	2,825	-	4,114

Investment contracts - held at amortized cost	10,485	-	-	9,410	9,410

1	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

2021	Carrying amount December 31, 2021	Estimated fair value hierarchy			Total estimated fair value December 31, 2021

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	39,991	-	1	44,366	44,366

Private loans - held at amortized cost	4,883	-	34	5,457	5,491

Other loans - held at amortized cost	1,949	21	1,923	5	1,949

Liabilities

Subordinated borrowings - held at amortized cost	2,194	1,567	872	-	2,438

Trust pass-through securities - held at amortized cost	126	-	139	-	139

Borrowings – held at amortized cost	9,661	1,735	2,662	5,773	10,171

Investment contracts - held at amortized cost	21,573	-	-	20,861	20,861

Carrying Values and Estimated Fair Values of Assets and Liabilities
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2022 1)		2021

	Trading	Designated	Trading	Designated

Investments for general account	41	4,527	41	8,440

Investments for account of policyholders	-	179,563	-	250,390

Derivatives with positive values not designated as hedges	2,434	-	8,390	-

Total financial assets at fair value through profit or loss	2,475	184,089	8,431	258,830

Investment contracts for account of policyholders	-	55,254	-	71,242

Derivatives with negative values not designated as hedges	4,877	-	9,617	-

Total financial liabilities at fair value through profit or loss	4,877	55,254	9,617	71,242

1	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2022 1)		2021

	Trading	Designated	Trading	Designated

Net gains and (losses)	469	(35,054)	(2,930)	25,591

1	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.